Shareholders' equity - Components of Regulatory Capital Ratio (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	$ 18,638	$ 18,032
Other Tier 1 capital:	22,967	22,856
Average assets for Tier 1 leverage ratio	383,899	396,643
Total leverage exposure for SLR	313,749	336,049
Common shareholders’ equity
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	36,531	35,896
Goodwill and intangible assets
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 Adjustments	(17,253)	(17,210)
Net pension fund assets
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 Adjustments	(297)	(317)
Embedded goodwill
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 Adjustments	(275)	(279)
Deferred tax assets
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 Adjustments	(62)	(56)
Other
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 Adjustments	(6)	(2)
Other Tier 1 capital:	(14)	(14)
Tier 2 capital:	(11)	(11)
Preferred stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Other Tier 1 capital:	4,343	4,838
Subordinated debt
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	1,148	1,248
Allowance for credit losses
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	414	291
Standardized Approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	1,551	1,528
Total capital:	24,518	24,384
Risk-weighted assets:	156,254	159,096
Excess of expected credit losses
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	85	50
Advanced Approaches
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	1,222	1,287
Total capital:	24,189	24,143
Risk-weighted assets:	161,604	161,672
Advanced Approaches | Credit Risk
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets:	87,299	90,243
Advanced Approaches | Market Risk
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets:	3,380	2,979
Advanced Approaches | Operational Risk
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets:	$ 70,925	$ 68,450